UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-09607

Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

4400 Biscayne Blvd., 9th Floor

Miami, FL 33137

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-202-2263

Date of fiscal year end: November 30

Date of reporting period: February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

February 28, 2010 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES - 62.7%
	AEROSPACE & DEFENSE - 3.5%
23,407,450	Spirit Aerosystems Holdings, Inc., Class A (a)(b)	$447,550,444

	CABLE & SATELLITE TV - 3.5%
7,394,900	Comcast Corp., Class A	121,572,156
20,429,800	Comcast Corp., Special, Class B	316,457,602

		438,029,758

	COMMERCIAL FINANCE - 3.2%
11,059,429	CIT Group, Inc. (a)(b)	402,894,999

	COMMERCIAL SERVICES & SUPPLIES - 4.2%
49,493,500	Hertz Global Holdings, Inc. (a)(b)	465,238,900
10,223,800	RSC Holdings, Inc. (a)(b)	72,077,790

		537,316,690

	CONSUMER FINANCE - 5.5%
31,536,670	AmeriCredit Corp. (a)(b)	701,690,907

	DIVERSIFIED BANKS - 9.9%
35,815,100	Bank of America Corp.	596,679,566
193,731,200	Citigroup, Inc. (a)	658,686,080

		1,255,365,646

	DIVERSIFIED HOLDING COMPANIES - 8.3%
3,688	Berkshire Hathaway, Inc., Class A (a)	441,822,400
4,043,550	Berkshire Hathaway, Inc., Class B (a)	324,009,661
12,123,274	Leucadia National Corp. (a)	287,806,525

		1,053,638,586

	MANAGED HEALTH CARE - 5.7%
12,811,600	Humana, Inc. (a)(b)	606,373,028
4,228,200	WellCare Health Plans, Inc. (a)(b)	112,892,940

		719,265,968

	REAL ESTATE INVESTMENT TRUSTS - 0.3%
2,988,648	Winthrop Realty Trust (b)	35,475,252

	REAL ESTATE MANAGEMENT & DEVELOPMENT - 5.0%
23,036,502	The St. Joe Co. (a)(b)	633,503,805

	REGIONAL BANKS - 3.6%
67,636,004	Regions Financial Corp. (b)	456,543,027

	RETAIL DEPARTMENT STORES - 10.0%
13,279,671	Sears Holdings Corp. (a)(b)	1,270,466,124

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2010 (unaudited)

Shares		Value
	DOMESTIC EQUITY SECURITIES (Continued)
	TRANSPORTATION EQUIPMENT & LEASING - 0.0%
221,634	TAL International Group, Inc. (b)(c)(d)	$3,838,368

TOTAL DOMESTIC EQUITY SECURITIES (COST $6,609,120,984)		7,955,579,574

	FOREIGN EQUITY SECURITIES - 3.1%
	AUSTRALIA - 1.3%
	METALS & MINING - 1.3%
38,310,073	Fortescue Metals Group Ltd. (a)	159,651,073

	CANADA - 1.4%
	DISTRIBUTION & WHOLESALE - 0.0%
489,000	CanWel Holdings Corp.	2,142,455

	FORESTRY - 0.0%
677,800	TimberWest Forest Corp. (a)	3,472,099

	OIL & GAS DRILLING - 1.4%
12,104,100	Ensign Energy Services, Inc. (b)	173,244,390

	TOTAL CANADA	178,858,944

	UNITED KINGDOM - 0.4%
	DIVERSIFIED FINANCIAL SERVICES - 0.4%
865,185	JZ Capital Partners Ltd.	3,598,232
417,917	JZ Capital Partners Ltd. (d)(e)	1,738,082
9,689,560	JZ Capital Partners Ltd., Limited Voting Shares (d)(e)	40,298,071

		45,634,385

TOTAL FOREIGN EQUITY SECURITIES (COST $374,398,908)		384,144,402

	DOMESTIC PREFERRED STOCKS - 0.0%
	MULTI-LINE INSURANCE - 0.0%
412,500	American International Group, Inc., Convertible Preferred, 8.500%	4,083,750

TOTAL DOMESTIC PREFERRED STOCKS (COST $4,165,056)		4,083,750

Principal
	ASSET BACKED SECURITIES - 0.9%
	CONSUMER FINANCE - 0.9%
	AmeriCredit Automobile Receivables Trust
$50,645,000	10.750%, 04/06/2015, Class B (c)(d)(e)	53,192,443
58,752,289	13.150%, 04/06/2015, Class C (c)(d)(e)	60,367,977

TOTAL ASSET BACKED SECURITIES (COST $102,805,942)		113,560,420

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2010 (unaudited)

Principal		Value

	DOMESTIC CORPORATE BONDS - 2.6%
	COMMERCIAL FINANCE - 0.5%
	CIT Group, Inc.
$29,999,991	7.000%, 05/01/2016 (b)	$26,549,992
35,830,844	7.000%, 05/01/2017 (b)	31,667,300

		58,217,292

	CONSUMER FINANCE - 0.2%
28,225,000	AmeriCredit Corp., 8.500%, 07/01/2015 (b)	27,378,250

	MULTI-LINE INSURANCE - 1.0%
	American General Finance Corp.
95,060,000	4.000%, 03/15/2011, MTN, Series H	90,268,976
1,000,000	5.625%, 08/17/2011, MTN (c)	935,000
48,020,000	5.900%, 09/15/2012, MTN (c)	41,777,400

		132,981,376

	REAL ESTATE INVESTMENT TRUSTS - 0.8%
	The Rouse Co. LP
65,946,000	7.200%, 09/15/2012 (f)	73,859,520
28,100,000	6.750%, 05/01/2013 (e)(f)	30,839,750

		104,699,270

	REGIONAL BANKS - 0.1%
7,000,000	Regions Financial Corp., Subordinate Debenture, 6.375%, 05/15/2012 (b)	6,941,200

TOTAL DOMESTIC CORPORATE BONDS (COST $278,243,765)		330,217,388

	DOMESTIC CONVERTIBLE BONDS - 6.9%
	REAL ESTATE INVESTMENT TRUSTS - 6.9%
857,064,000	General Growth Properties LP, Convertible, 3.980%, 04/15/2027 (e)(f)	879,604,783

TOTAL DOMESTIC CONVERTIBLE BONDS (COST $748,740,947)		879,604,783

	FLOATING RATE LOAN INTERESTS - 9.4%
	COMMERCIAL FINANCE - 0.8%
99,000,000	CIT Group, Inc. Secured Tranche Loan 13.000%, 01/20/2012 (b)(c)(g)	102,138,300

	MEDIA & BROADCASTING - 0.5%
79,448,336	Spanish Broadcasting System, Inc. Tranche B Loan 2.256%, 06/10/2012 (c)(g)	67,928,327

	MULTI-LINE INSURANCE - 1.2%
152,700,000	American General Financial Corp. Tranche Loan 5.100%, 07/09/2010 (g)	146,256,060

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2010 (unaudited)

Principal		Value
	FLOATING RATE LOAN INTERESTS (Continued)
	REAL ESTATE INVESTMENT TRUSTS - 6.9%
$858,463,346	General Growth Properties Tranche Loan 0.000%, 02/24/2010 (c)(f)(g)	$873,486,455

TOTAL FLOATING RATE LOAN INTERESTS (COST $1,116,422,715)		1,189,809,142

	COMMERCIAL PAPER - 5.8%
	CHEMICAL & ALLIED PRODUCTS - 4.4%
	Dow Chemical Co.
25,000,000	1.606%, 03/01/2010	25,000,000
25,000,000	1.586%, 03/02/2010	24,998,889
25,000,000	1.354%, 04/05/2010	24,967,187
25,000,000	1.355%, 04/07/2010	24,965,312
25,000,000	1.254%, 04/09/2010	24,966,146
24,700,000	1.203%, 04/12/2010	24,665,420
24,200,000	1.254%, 04/14/2010	24,163,028
25,000,000	1.254%, 04/16/2010	24,960,069
25,000,000	1.254%, 04/19/2010	24,957,465
25,000,000	1.204%, 04/29/2010	24,935,088
25,000,000	1.255%, 04/30/2010	24,933,850
57,700,000	1.153%, 05/03/2010	57,538,786
49,750,000	1.255%, 06/07/2010	49,516,255
25,000,000	1.255%, 06/08/2010	24,881,000
74,750,000	1.255%, 06/14/2010	74,366,533
24,550,000	1.255%, 06/21/2010	24,413,124
25,000,000	1.255%, 06/24/2010	24,855,750
24,000,000	1.255%, 06/28/2010	23,855,335

		552,939,237

	CONSUMER FINANCE - 0.8%
100,000,000	American Express Co. 0.170%, 03/04/2010	99,998,583

	OIL REFINING & MARKETING - 0.6%
	Sunoco, Inc.
9,000,000	1.052%, 03/23/2010	8,994,225
24,700,000	1.102%, 03/26/2010	24,681,132
25,000,000	1.102%, 03/30/2010	24,977,847
20,000,000	1.052%, 03/31/2010	19,982,500

		78,635,704

TOTAL COMMERCIAL PAPER (COST $731,988,216)		731,573,524

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2010 (unaudited)

Principal		Value
	U.S. GOVERNMENT OBLIGATIONS - 7.9%
$200,000,000	T-Bill 0.094%, 05/06/2010 (h)	$199,960,800
400,000,000	T-Bill 0.099%, 05/13/2010 (h)	399,910,800
400,000,000	T-Bill 0.089%, 05/20/2010 (h)	399,902,400

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $999,801,834)		999,774,000

	MONEY MARKET DEPOSIT ACCOUNT - 1.2%
150,000,000	Regions Financial Corp., 1.500% (b)(i)	150,000,000

TOTAL MONEY MARKET DEPOSIT ACCOUNT (COST $150,000,000)		150,000,000

Shares
	MONEY MARKET FUNDS - 5.5%
691,826,259	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.260% (i)	691,826,259

TOTAL MONEY MARKET FUNDS (COST $691,826,259)		691,826,259

TOTAL INVESTMENTS - 106.0% (COST $11,807,514,626)		13,430,173,242

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0%)		(759,383,013)

NET ASSETS - 100.0%		$12,670,790,229

Percentages are stated as a percent of total net assets.

(a)	Non-income producing security.
(b)	Affiliated Company. See Note 3.
(c)	Security fair valued under procedures approved by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. The value of these securities totals $1,203,664,270, which represents 9.50% of the Fund’s net assets. Such securities may be classified as level 2 measurements if observable inputs used in the determination of fair value are available.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2010 (unaudited)

(d)	Restricted and illiquid security under procedures approved by the Board of Directors and according to the Fund’s liquidity guidelines. The value of these securities totals $227,363,268, which represents 1.79% of the Fund’s net assets. Information related to these securities is as follows:

Principal Amount/ Acquisition Shares	Issuer	Acquisition Date(s)	Acquisition Cost	02/28/10 Carrying Value Per Unit
	AmeriCredit Automobile Receivables Trust
$50,645,000	10.750%, 04/06/2015, Class B	11/25/2008	$44,166,846	$105.0300
$58,752,289	13.150%, 04/06/2015, Class C	11/25/2008	55,875,166	102.7500
417,917	JZ Capital Partners Ltd.	02/05/2002-11/30/2004	5,295,999	4.1589
9,689,560	JZ Capital Partners Ltd., Limited Voting Shares	6/16/2009	32,945,540	4.1589
221,634	TAL International Group, Inc.	04/14/09-04/21/09	1,667,466	17.3185

(e)	Restricted security as defined in Rule 144A under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $1,066,041,106, which represents 8.41% of the Fund’s net assets.
(f)	Security in default.
(g)	Variable rate security. The rate shown is as of February 28, 2010.
(h)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(i)	Annualized based on the 1-day yield as of February 28, 2010.
MTN	Medium Term Note

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows:*

Cost of investments	$11,807,514,626

Gross unrealized appreciation	$1,881,013,321
Gross unrealized depreciation	(258,354,705)

Net unrealized appreciation	$1,622,658,616

*	Because tax adjustments are calculated semi-annually, the above table does not reflect tax adjustments.

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

February 28, 2010 (unaudited)

Principal		Value
	DOMESTIC CORPORATE BONDS - 18.8%
	COMMERCIAL FINANCE - 2.4%
$2,000,000	CIT Group, Inc., 7.000%, 05/01/2013	$1,890,000

	MULTI-LINE INSURANCE - 11.5%
	American General Finance Corp.
1,000,000	4.625%, 09/01/2010, MTN, Series H	982,500
8,000,000	4.000%, 03/15/2011, MTN, Series H	7,596,800
800,000	5.900%, 09/15/2012, MTN (a)	692,000

		9,271,300

	REGIONAL BANKS - 4.9%
1,000,000	M&I Marshall & Ilsley Bank, Subordinate Debenture, 5.250%, 09/04/2012 (a)	928,800
3,000,000	Regions Financial Corp., Subordinate Debenture, 6.375%, 05/15/2012	2,974,800

		3,903,600

TOTAL DOMESTIC CORPORATE BONDS (COST $14,902,617)		15,064,900

	DOMESTIC CONVERTIBLE BONDS - 1.7%
	REAL ESTATE INVESTMENT TRUSTS - 1.7%
1,300,000	General Growth Properties LP, Convertible, 3.980%, 04/15/2027 (b)(c)	1,334,190

TOTAL DOMESTIC CONVERTIBLE BONDS (COST $1,236,625)		1,334,190

	FLOATING RATE LOAN INTERESTS - 37.8%
	MULTI-LINE INSURANCE - 14.7%
12,300,000	American General Financial Corp. Tranche Loan 5.100%, 07/09/2010 (d)	11,780,940

	REAL ESTATE INVESTMENT TRUSTS - 23.1%
18,300,000	General Growth Properties Tranche Loan 0.000%, 02/24/2010 (a)(c)(d)	18,620,250

TOTAL FLOATING RATE LOAN INTERESTS (COST $29,861,553)		30,401,190

	COMMERCIAL PAPER - 11.6%
	CHEMICAL & ALLIED PRODUCTS - 6.0%
	Dow Chemical Co.
300,000	1.203%, 04/12/2010	299,580
800,000	1.254%, 04/14/2010	798,778
1,800,000	1.153%, 05/03/2010	1,794,971
250,000	1.254%, 06/07/2010	248,825
250,000	1.255%, 06/14/2010	248,718
450,000	1.255%, 06/12/2010	447,491
1,000,000	1.255%, 06/28/2010	993,972

		4,832,335

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2010 (unaudited)

Principal		Value
	COMMERCIAL PAPER (Continued)
	OIL REFINING & MARKETING - 1.6%
	Sunoco, Inc.
$1,000,000	1.052%, 03/23/2010	$999,358
300,000	1.102%, 03/26/2010	299,771

		1,299,129

	RETAIL DEPARTMENT STORES - 4.0%
3,200,000	Sears Roebuck Acceptance Corp. 1.903%, 03/19/2010	3,196,960

TOTAL COMMERCIAL PAPER (COST $9,333,180)		9,328,424

	U.S. GOVERNMENT OBLIGATIONS - 12.4%
10,000,000	T-Bill 0.095%, 05/20/2010 (e)	9,997,560

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $9,997,889)		9,997,560

Shares
	MONEY MARKET FUNDS - 55.4%
44,531,712	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.260% (f)	44,531,712

TOTAL MONEY MARKET FUNDS (COST $44,531,712)		44,531,712

TOTAL INVESTMENTS - 137.7% (COST $109,863,576)		110,657,976

LIABILITIES IN EXCESS OF OTHER ASSETS - (37.7%)		(30,282,486)

NET ASSETS - 100.0%		$80,375,490

Percentages are stated as a percent of total net assets.

(a)	Security fair valued under procedures approved by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. The value of these securities totals $20,241,050, which represents 25.18% of the Fund’s net assets. Such securities may be classified as level 2 measurements if observable inputs used in the determination of fair value are available.
(b)	Restricted security as defined in Rule 144A under the Securities Act of 1933. The Manager has determined that such security is liquid pursuant to the Fund’s liquidity guidelines. The value of these securities totals $1,334,190, which represents 1.66% of the Fund’s net assets.
(c)	Security in default.
(d)	Variable rate security. The rate shown is as of February 28, 2010.
(e)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(f)	Annualized based on the 1-day yield as of February 28, 2010.
MTN	Medium Term Note

The accompanying notes are an integral part of the schedule of investments.

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

February 28, 2010 (unaudited)

The cost basis of investments for federal income tax purposes at February 28, 2010 was as follows:*

Cost of investments	$109,863,576

Gross unrealized appreciation	$878,257
Gross unrealized depreciation	(83,857)

Net unrealized appreciation	$794,400

*	Because tax adjustments are calculated semi-annually, the above table does not reflect tax adjustments.

The accompanying notes are an integral part of the schedule of investments.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS

FEBRUARY 28, 2010 (unaudited)

Note 1. Security Valuation

Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are generally valued at the last quoted sale price or using such other valuation methods that Fairholme Capital Management, L.L.C (the “Manager”) believes would provide a more accurate indication of fair value. Lacking a last sale price, a security is valued at its last bid price. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.

Fixed-income securities generally are valued by using market quotations when readily available, but may be valued on the basis of prices furnished by independent pricing services when no such market quotations exist and when the Manager believes such prices accurately reflect the fair value of such securities. Pricing services generally use electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities in addition to sale or bid prices.

Short-term investments in fixed-income securities with maturities of less than sixty days when acquired, or long-term securities which are within sixty days of maturity, are valued by using the amortized cost method of valuation, which the Manager and the Board of Directors of the Company have determined will approximate fair value.

The Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available; when securities are determined to be illiquid or restricted; or when in the judgment of the Manager, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include, but are not limited to, the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; and (g) actions of the securities markets, such as the suspension or limitation of trading.

The inputs and valuation techniques used to measure fair value of each Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

FEBRUARY 28, 2010 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The summary of each Fund’s investments by inputs used to value the Fund’s investments as of February 28, 2010 is as follows:

	Valuation Inputs
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total Fair Value at 02/28/2010
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Transportation Equipment & Leasing	$-	$-	$3,838,368	$3,838,368
Other Industries*	7,951,741,206	-	-	7,951,741,206
Foreign Equity Securities*	384,144,402	-	-	384,144,402
Domestic Preferred Stocks*	4,083,750	-	-	4,083,750
Asset Backed Securities	-	113,560,420	-	113,560,420
Domestic Corporate Bonds	-	330,217,388	-	330,217,388
Domestic Convertible Bonds	-	879,604,783	-	879,604,783
Floating Rate Loan Interests	-	1,189,809,142	-	1,189,809,142
Commercial Paper	-	731,573,524	-	731,573,524
U.S. Government Obligations	-	999,774,000	-	999,774,000
Money Market Deposit Account	150,000,000	-	-	150,000,000
Money Market Funds	691,826,259	-	-	691,826,259

TOTAL INVESTMENTS	$9,181,795,617	$4,244,539,257	$3,838,368	$13,430,173,242

THE FAIRHOLME FOCUSED INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Corporate Bonds	$-	$15,064,900	$-	$15,064,900
Domestic Convertible Bonds	-	1,334,190	-	1,334,190
Floating Rate Loan Interests	-	30,401,190	-	30,401,190
Commercial Paper	-	9,328,424	-	9,328,424
U.S. Government Obligations	-	9,997,560	-	9,997,560
Money Market Funds	44,531,712	-	-	44,531,712

TOTAL INVESTMENTS	$44,531,712	$66,126,264	$-	$110,657,976

*	Industry classifications for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments held at November 30, 2009 for The Fairholme Fund.

There were no Level 3 Investments held at February 28, 2010 for The Fairholme Focused Income Fund.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

FEBRUARY 28, 2010 (unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 11/30/2009	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ depreciation	Net purchases/ (sales)	Transfers in and/or out of Level 3	Balance as of 02/28/2010	Net change in unrealized appreciation/depreciation during the period on Level 3 investments held at 02/28/2010
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Transportation Equipment & Leasing	$-	$-	$-	$367,376	$-	$3,470,992	$3,838,368	$367,376

TOTAL INVESTMENTS	$-	$-	$-	$367,376	$-	$3,470,992	$3,838,368	$367,376

Note 2. Tax Information

For the most recent federal income tax information, please refer to the Notes to Financial Statements section in The Fairholme Fund’s most recent semi-annual or annual report.

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

FEBRUARY 28, 2010 (unaudited)

Note 3. Transactions in Shares of Affiliates (The Fairholme Fund)

Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the Investment Company Act of 1940. The aggregate fair value of all securities of affiliated companies held in The Fairholme Fund as of February 28, 2010 amounted to $5,726,465,016 representing 45.19% of net assets. Transactions in The Fairholme Fund during the period ended February 28, 2010 in which the issuer was an “affiliated person” are as follows:

	November 30, 2009		Gross Additions		Gross Deductions
	Shares/ Par Value	Cost	Shares/ Par Value	Cost	Shares/ Par Value	Cost
AmeriCredit Corp.	31,814,670	$285,666,145	-	$-	278,000	$3,710,724
CIT Group, Inc. (a)	-	-	12,330,529	340,107,759	1,271,100	37,651,716
Ensign Energy Services, Inc.	12,104,100	206,614,920	-	-	-	-
Hertz Global Holdings, Inc.	49,493,500	309,909,344	-	-	-	-
Humana, Inc.	13,621,400	449,084,620	-	-	809,800	31,475,638

Regions Financial Corp. (b)	28,560,804	154,850,425	39,075,200	234,039,012	-	-
RSC Holdings, Inc.	7,598,800	52,914,631	2,625,000	18,388,992	-	-
Sears Holdings Corp.	13,587,371	1,130,445,721	-	-	307,700	40,880,098
Spirit Aerosystems Holdings, Inc., Class A (b)	23,451,750	311,138,157	-	-	44,300	896,802
TAL International Group, Inc. (b)	254,099	1,919,575	-	-	32,465	252,109

The St. Joe Co.	23,036,502	605,388,875	-	-	-	-
United Rental, Inc. (c)	4,755,232	84,875,223	-	-	4,755,232	84,875,223
WellCare Health Plans, Inc.	4,218,200	147,506,555	10,000	277,125	-	-
Winthrop Realty Trust	2,988,648	27,048,650	-	-	-	-
AmeriCredit Corp. 8.500%, 07/01/2015	$32,225,000	25,129,271	$-	-	$4,000,000	3,080,000

CIT Group, Inc., 7.000% 05/01/2016 (a)	$-	-	$44,879,175	33,876,855	$14,879,184	11,231,487
CIT Group, Inc., 7.000% 05/01/2017 (a)	$-	-	$62,830,845	47,427,590	$27,000,001	20,380,833
CIT Group, Inc. Secured Tranche Loan, 13.000% 01/20/2012 (b)	$85,000,000	88,622,500	$25,000,000	26,062,500	$11,000,000	11,426,743
Regions Financial Corp., 1.500% (a)	$-	-	$150,000,000	150,000,000	$-	-
Regions Financial Corp., Subordinate Debenture, 6.375%, 05/15/2012 (a)	$-	-	$7,000,000	6,829,250	$-	-
Sears Roebuck Acceptance Corp. 1.909%, 12/03/2009 (c)	$30,000,000	$29,996,833	$-	-	$30,000,000	$30,000,000
Sears Roebuck Acceptance Corp. 1.909%, 12/14/2009 (c)	$50,000,000	49,965,694	$-	-	$50,000,000	50,000,000
Sears Roebuck Acceptance Corp. 1.908%, 12/22/2009 (c)	$20,000,000	19,977,833	$-	-	$20,000,000	20,000,000
Sears Roebuck Acceptance Corp. 1.910%, 12/23/2009 (c)	$50,000,000	49,941,944	$-	-	$50,000,000	50,000,000
United Rental, Inc. 7.750%, 11/15/2013 (c)	$128,451,000	100,885,686	$-	-	$128,451,000	100,885,686

Total		$4,131,882,602		$857,009,083		$496,747,059

FAIRHOLME FUNDS, INC.

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

FEBRUARY 28, 2010 (unaudited)

	February 28, 2010
	Shares/ Par Value	Cost	Fair Value	Realized Gain (Loss)	Investment Income
AmeriCredit Corp.	31,536,670	$281,955,421	$701,690,907	$1,511,226	$-
CIT Group, Inc. (a)	11,059,429	302,456,043	402,894,999	2,132,220	-
Ensign Energy Services, Inc.	12,104,100	206,614,920	173,244,390	-	841,938
Hertz Global Holdings, Inc.	49,493,500	309,909,344	465,238,900	-	-
Humana, Inc.	12,811,600	417,608,982	606,373,028	4,349,655	-

Regions Financial Corp. (b)	67,636,004	388,889,437	456,543,027	-	285,608
RSC Holdings, Inc.	10,223,800	71,303,623	72,077,790	-	-
Sears Holdings Corp.	13,279,671	1,089,565,623	1,270,466,124	(17,510,157)	-
Spirit Aerosystems Holdings, Inc., Class A (b)	23,407,450	310,241,355	447,550,444	(79,462)	-
TAL International Group, Inc. (b)	221,634	1,667,466	3,838,368	193,505	-

The St. Joe Co.	23,036,502	605,388,875	633,503,805	-	-
United Rental, Inc. (c)	-	-	-	(43,019,239)	-
WellCare Health Plans, Inc.	4,228,200	147,783,680	112,892,940	-	-
Winthrop Realty Trust	2,988,648	27,048,650	35,475,252	-	485,655
AmeriCredit Corp. 8.500%, 07/01/2015	$28,225,000	22,121,789	27,378,250	617,996	830,113

CIT Group, Inc., 7.000% 05/01/2016 (a)	$29,999,991	22,843,525	26,549,992	1,617,472	712,188
CIT Group, Inc., 7.000% 05/01/2017 (a)	$35,830,844	27,246,627	31,667,300	-	848,515
CIT Group, Inc. Secured Tranche Loan, 13.000% 01/20/2012 (b)	$99,000,000	103,258,257	102,138,300	-	-
Regions Financial Corp., 1.500% (a)	$150,000,000	150,000,000	150,000,000	-	-
Regions Financial Corp., Subordinate Debenture, 6.375%, 05/15/2012 (a)	$7,000,000	6,833,241	6,941,200	-	3,991

Sears Roebuck Acceptance Corp. 1.909%, 12/03/2009 (c)	$-	-	-	-	3,167
Sears Roebuck Acceptance Corp. 1.909%, 12/14/2009 (c)	$-	-	-	-	34,306
Sears Roebuck Acceptance Corp. 1.908%, 12/22/2009 (c)	$-	-	-	-	22,167
Sears Roebuck Acceptance Corp. 1.910%, 12/23/2009 (c)	$-	-	-	-	58,056
United Rental, Inc. 7.750%, 11/15/2013 (c)	$-	-	-	18,240,470	209,067

Total		$4,492,736,858	$5,726,465,016	$(31,946,314)	$4,334,771

(a)	Company was not held in the portfolio at November 30, 2009.

(b)	Company was not an “affiliated company” at November 30, 2009.

(c)	Company is no longer held in the portfolio at February 28, 2010.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President (principal executive officer)

Date 4/26/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President (principal executive officer)

Date 4/26/10

By (Signature and Title)*	/s/ Timothy K. Biedrzycki
Timothy K. Biedrzycki, Treasurer (principal financial officer)

Date 4/26/10

*	Print the name and title of each signing officer under his or her signature.